Long-Term Debt, Net - Convertible Debt (Details) - Senior Convertible Debt ]Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt, Net - Convertible Debt (Details) [Line Items]
Balance	$ 16,745	$ 15,294	$ 61,101	$ 58,655
Repayments and conversion	(18,300)	(900)	(66,250)	(14,550)
Convertible debentures issued					$ 100,000
Derivative liability					(21,580)
Original Issue Discount of 16%					(16,000)
Placement fees and issuance costs					(7,200)
Amortization and write-off of debt discount	1,555	2,351	20,443	16,996	3,435
Balance	$ 0	16,745	$ 15,294	$ 61,101	$ 58,655
Previously Reported [Member]
Long-Term Debt, Net - Convertible Debt (Details) [Line Items]
Repayments and conversion		$ 900